Organization and Basis of Presentation - Additional Information (Detail)					1 Months Ended					3 Months Ended	12 Months Ended
	Jul. 16, 2014	Jun. 18, 2014 USD ($) $ / shares shares	Oct. 02, 2013 USD ($)	Mar. 28, 2013 USD ($)	Feb. 28, 2015 USD ($)	May. 31, 2014 USD ($)	Jul. 31, 2013 USD ($)	May. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Mar. 31, 2015 Segment shares	Dec. 31, 2014 USD ($) Segment shares	Dec. 31, 2010 USD ($)	Jun. 27, 2014 USD ($)	Jun. 15, 2014 USD ($)	Dec. 31, 2013 shares	Dec. 18, 2013 USD ($)
Consolidation And Basis Of Presentation [Line Items]
Initial public offering | shares		21,500,000
Common unit price per share | $ / shares		$ 19.00
Proceeds from initial public offering		$ 380,200,000
Initial public offering completion date		Jun. 18, 2014
Common stock, shares issued | shares										190,776,618	193,435,414				0
Senior PIK Toggle Notes, Redemption date											Jul. 16, 2014
Number of reportable business segments | Segment										2	2
Business acquisition purchase price												$ 19,800,000
MEMP [Member]
Consolidation And Basis Of Presentation [Line Items]
Revolving credit facility											$ 2,000,000,000
Business acquisition purchase price					$ 78,000,000
Net equity deemed contribution (distribution) related to net assets transferred					172,900,000
Net book value of assets transferred to MEMP segment					250,800,000
Cash allocated to limited partners					77,900,000
Tanos Energy LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Business acquisition purchase price			$ 77,400,000						$ 18,500,000
East Texas and Non Core Louisiana [Member]
Consolidation And Basis Of Presentation [Line Items]
Business acquisition purchase price					$ 78,000,000
Prospect Energy LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Business acquisition purchase price			16,300,000
Jackson County [Member]
Consolidation And Basis Of Presentation [Line Items]
Business acquisition purchase price			$ 2,600,000
WHT Energy Partners LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Business acquisition purchase price				$ 200,000,000
Limited Partner [Member]
Consolidation And Basis Of Presentation [Line Items]
Partnership ownership percentage										99.90%	99.90%
General Partner [Member]
Consolidation And Basis Of Presentation [Line Items]
Partnership ownership percentage										0.10%	0.10%
PIK notes trustee [Member]
Consolidation And Basis Of Presentation [Line Items]
Irrevocable deposits													$ 360,000,000
MRD [Member]
Consolidation And Basis Of Presentation [Line Items]
Revolving credit facility											$ 2,000,000,000
Credit facility used											$ 614,500,000
BlueStone Natural Resources Holdings, LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Sale of assets							$ 117,900,000
Golden Energy [Member]
Consolidation And Basis Of Presentation [Line Items]
Sale of assets						$ 6,700,000
Limited Partners Subordinated Units [Member]
Consolidation And Basis Of Presentation [Line Items]
Subordinated units | shares											5,360,912
PIK notes [Member]
Consolidation And Basis Of Presentation [Line Items]
Aggregate principal amount														$ 350,000,000		$ 350,000,000
Debt Instrument, maturity date											Dec. 15, 2018
Debt interest rate, minimum											10.00%
Debt interest rate, maximum											10.75%
Senior PIK Toggle Notes, Redemption price percentage	102.00%
Irrevocable deposits													$ 360,000,000
MRD Holdco LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership percentage in MRD LLC after contribution from Funds and prior to redemption of PIK notes		100.00%
Common stock, shares issued | shares		128,665,677
WildHorse Resources, LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Proceeds for sale of subsidiary		$ 200,000
Ownership interest percentage		99.90%
Common stock, shares issued | shares		42,334,323
Membership interest percentage		0.10%
Cash consideration paid		$ 30,000,000
Classic [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage		100.00%
Business acquisition purchase price								$ 27,000,000
Classic GP[Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage		100.00%
Black Diamond [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage		100.00%
Beta Operating [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage		100.00%
Memorial Resource Finance Corp [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage		100.00%
MRD Operating [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage		100.00%								100.00%
Memorial Production Partners GP LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage		100.00%
MEMP GP & MEMP IDRs [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage		50.00%